CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2023	[1]	$ 91.2	$ 5,394.8	$ (5,312.0)	$ 8.4	$ 237.5	$ 328.7
Exercise of share options			4.8		(4.8)
Share-based payment expense		9.9			9.9		9.9
Total transactions with owners		9.9	4.8		5.1		9.9
Income/(loss) for the period		(1,878.6)		(1,878.6)		(8.7)	(1,887.3)
Other comprehensive income/(loss)		1,286.3			1,286.3	(22.3)	1,264.0
Total comprehensive (loss)/income		(592.3)		(1,878.6)	1,286.3	(31.0)	(623.3)
Ending balance, Equity at Sep. 30, 2024	[1]	(491.2)	5,399.6	(7,190.6)	1,299.8	206.5	(284.7)
Beginning balance, Equity at Dec. 31, 2024	[1]	(473.2)	5,403.1	(6,944.0)	1,067.7	158.8	(314.4)	[2]
Exercise of share options			16.6		(16.6)
Share-based payment expense		20.0			20.0		20.0
Total transactions with owners		20.0	16.6		3.4		20.0
Income/(loss) for the period		219.5		219.5		(9.1)	210.4
Other comprehensive income/(loss)		97.9			97.9	24.2	122.1
Total comprehensive (loss)/income		317.4		219.5	97.9	15.1	332.5
Ending balance, Equity at Sep. 30, 2025		$ (135.8)	$ 5,419.7	$ (6,724.5)	$ 1,169.0	$ 173.9	$ 38.1

[1]	Attributable to owners of the Company
[2]	September 30,